Lease Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rent expense	$ 337	$ 397	$ 413
Retail Site [Member]
Number Of Long Term Leases	Four
Leased Land [Member]
Number Of Long Term Leases	One